Income taxes - Income Tax Expense (Recovery) Reconciliation Canada (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Income Tax [Abstract]
Income tax recovery at the statutory tax rate	$ (83,589)	$ (34,486)
Impact of rate differential of foreign jurisdiction	7,078	1,570
Non-deductible share-based compensation and related costs	20,208	9,257
Acquisition-related compensation and transaction costs	1,480	5,080
Other non-deductible expenses (credits) and non-taxable amounts	(496)	590
Changes in unrecognized benefits of deferred tax assets	27,972	11,403
Impact of foreign exchange and other	426	794
Total income tax recovery	$ (26,921)	$ (5,792)